Wells, Pipelines, Properties, Plant And Equipment, Net - Summary of Recoverable Amount of Assets (Detail) - Pemex logistics [member] $ in Thousands	Dec. 31, 2018 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	$ 205,158,645
TAD, TDGL, TOMS (Stotage terminals) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	92,772,003
Land Transport (white pipes) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	445,377
Primary logistics [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	$ 111,941,265